7. Cost of Patent, Other Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Patents	$ 0		$ 0		$ 0	$ 0
Intangible assets	96,872		96,872		63,755	31,054
Amortization expense	$ 409	$ 270	$ 902	$ 337	$ 974	$ 0